MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Long-term - security bond Maturity year	Perpetual	[1]
Short-term - security bond	$ 5,038	[2]	$ 2,836	[2]
Long-term - security bond	1,574	[1]	517	[1]
Municipal bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term - security bond	4,408	[2]	2,757	[2]
Corporate bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term - security bond	$ 630	[2]	$ 79	[2]

[1]	As of December 31, 2014 the Company held a long term security bond which is classified as available for sale security and is presented on its fair value. The fair value of the available for sale securities based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC820).
[2]	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated single-A or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio based on quoted prices in active markets.